Submission	Jan. 24, 2025
Submission [Line Items]
Central Index Key	0001814215
Registrant Name	Nuburu, Inc
Registration File Number	333-281682
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A